Segment reporting - Segments (Details) € in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2023 EUR (€) segment	Sep. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Segment reporting
Number of reportable segments | segment			2
Revenues	€ 6,167	€ 5,735	€ 19,019	€ 17,066
Cost of sales	(4,515)	(4,089)	(13,597)	(11,738)
Gross profit	€ 1,652	€ 1,646	€ 5,422	€ 5,328
Gross profit margin (as a percent)	26.80%	28.70%	28.50%	31.20%
Operating Expenses	€ (5,106)	€ (5,254)	€ (15,417)	€ (15,055)
Other operating expenses	(181)	(159)	(795)	(573)
Other operating income	837	1,227	2,214	4,685
Operating loss	(2,798)	(2,540)	(8,576)	(5,615)
Finance expense	(425)	(6,175)	(1,586)	(6,333)
Finance income	44	8	107	610
Financial result	(381)	(6,167)	(1,479)	(5,723)
Loss before income taxes	(3,179)	(8,707)	(10,055)	(11,338)
Income tax income (expense)		5	(12)	84
Net loss	(3,179)	(8,702)	(10,067)	(11,254)	€ (11,409)	€ (10,586)	€ (15,481)
Systems
Segment reporting
Revenues	3,386	2,704	10,570	7,732
Cost of sales	(2,557)	(2,053)	(7,766)	(5,967)
Gross profit	€ 829	€ 651	€ 2,804	€ 1,765
Gross profit margin (as a percent)	24.50%	24.10%	26.50%	22.80%
Services
Segment reporting
Revenues	€ 2,781	€ 3,031	€ 8,449	€ 9,334
Cost of sales	(1,958)	(2,036)	(5,831)	(5,771)
Gross profit	€ 823	€ 995	€ 2,618	€ 3,563
Gross profit margin (as a percent)	29.60%	32.80%	31.00%	38.20%
Operating segments
Segment reporting
Revenues	€ 6,167	€ 5,735	€ 19,019	€ 17,066
Operating segments | Systems
Segment reporting
Revenues	3,503	2,874	10,730	8,486
Operating segments | Services
Segment reporting
Revenues	2,781	3,031	8,449	9,334
Operating segments | Consolidation
Segment reporting
Revenues	(117)	(170)	(160)
Inter-segment | Systems
Segment reporting
Revenues	117	(170)	(160)	(754)
Inter-segment | Consolidation
Segment reporting
Revenues	€ 117	€ (170)	€ (160)	€ (754)